LONG TERM INVESTMENTS (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2012
Equity Method Investment, Ownership Percentage	49.00%
Cost-method Investments, Other than Temporary Impairment | ¥	¥ 2,374	¥ 0		¥ 0
Jinong [Member]
Equity Method Investment, Ownership Percentage	17.94%					23.00%
Impairment Losses Other Than Temporary Relating To Investments [Member]
Cost-method Investments, Other than Temporary Impairment | $			$ 0		$ 0